Employees' Stock Option Plans (ESOP) - Summary of Fair Value estimated on Date of Grant (Details) - Black-Scholes-Merton Model - Restricted Stock Units (RSU) Grant Date	12 Months Ended
	Mar. 31, 2021 USD ($) yr ₨ / shares	Mar. 31, 2021 USD ($) yr $ / shares	Mar. 31, 2020 USD ($) yr ₨ / shares	Mar. 31, 2020 USD ($) yr $ / shares	Mar. 31, 2019 USD ($) yr ₨ / shares	Mar. 31, 2019 USD ($) yr $ / shares	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Indian Equity Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨ / shares	₨ 1,253		₨ 728		₨ 696
Exercise price | ₨ / shares	₨ 5.00		₨ 5.00		₨ 3.31
Expected dividends					2.65%	2.65%
Weighted average fair value as on grant date | ₨							₨ 1,124	₨ 607	₨ 648
Indian Equity Shares | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	30.00%	30.00%	22.00%	22.00%	21.00%	21.00%
Expected life of the option (years)	1	1	1	1	1	1
Expected dividends	2.00%	2.00%	2.00%	2.00%
Risk-free interest rate	4.00%	4.00%	6.00%	6.00%	7.00%	7.00%
Indian Equity Shares | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	35.00%	35.00%	30.00%	30.00%	25.00%	25.00%
Expected life of the option (years)	4	4	4	4	4	4
Expected dividends	3.00%	3.00%	3.00%	3.00%
Risk-free interest rate	5.00%	5.00%	7.00%	7.00%	8.00%	8.00%
ADS
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $ / shares		$ 18.46		$ 10.52		$ 10.77
Exercise price | $ / shares		$ 0.07		$ 0.07		$ 0.06
Expected dividends					2.65%	2.65%
Weighted average fair value as on grant date | $	₨ 16.19	$ 16.19	₨ 7.84	$ 7.84	₨ 10.03	$ 10.03
ADS | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	30.00%	30.00%	22.00%	22.00%	22.00%	22.00%
Expected life of the option (years)	1	1	1	1	1	1
Expected dividends	2.00%	2.00%	2.00%	2.00%
Risk-free interest rate	0.10%	0.10%	1.00%	1.00%	2.00%	2.00%
ADS | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	36.00%	36.00%	26.00%	26.00%	26.00%	26.00%
Expected life of the option (years)	4	4	4	4	4	4
Expected dividends	3.00%	3.00%	3.00%	3.00%
Risk-free interest rate	0.30%	0.30%	3.00%	3.00%	3.00%	3.00%